Share-Based Payment (Details) - Schedule of stock option activity plan	9 Months Ended
	Sep. 30, 2021 $ / shares
Share-Based Payment (Details) - Schedule of stock option activity plan [Line Items]
Expected lives (years)	2 years 4 months 6 days	[1]
Volatility	63.06%	[2]
Average correlation coefficient of peer companies (in Dollars per share)	$ 0.796	[3]
Risk-free interest rate	0.31%	[4]
Expected dividend yields	0.00%	[5]
Minimum [Member]
Share-Based Payment (Details) - Schedule of stock option activity plan [Line Items]
Exercise price (in Dollars per share)	$ 4.37	[1]
Expected lives (years)	4 years 6 months	[2]
Volatility	47.60%	[3]
Risk-free interest rate	1.26%	[4]
Weighted average fair value of options modified (in Dollars per share)	$ 4.7
Maximum [Member]
Share-Based Payment (Details) - Schedule of stock option activity plan [Line Items]
Exercise price (in Dollars per share)	$ 6.28	[1]
Expected lives (years)	9 years 4 months 24 days	[2]
Volatility	53.10%	[3]
Risk-free interest rate	1.87%	[4]
Weighted average fair value of options modified (in Dollars per share)	$ 5.36

[1]	Exercise price Exercise price was extracted from option agreements
[2]	Expected lives Expected lives was derived from option agreements.
[3]	Volatility The volatility of the underlying common shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options and the implied volatility of the Company.
[4]	Risk-free interest rate Risk-free interest rate was estimated based on the market yield of US Government Bond with maturity close to the expected term of the options, plus country risk spread.
[5]	Expected dividend yield The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.